Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 30, 2013	Jan. 01, 2011	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Quarterly Financial Data
Goodwill impairment charge					$ 165
Loss on extinguishment of debt	$ (48)	$ 68	$ (64)	$ 1	$ 4	$ 13